Stock options (Schedule of detailed information related to number and weighted average remaining contractual life of outstanding share options) (Details)	Oct. 31, 2019 USD ($) share year	Oct. 31, 2018 USD ($) share	Oct. 31, 2017 USD ($) share
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	5,730,000	6,250,000	6,595,000
Exercise price | $	$ 0.25	$ 0.29	$ 0.37
Weighted average remaining contractual life of outstanding share options | year	2.4
June 4, 2015 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	300,000
Exercise price | $	$ 0.49
Weighted average remaining contractual life of outstanding share options | year	0.6
August 20, 2015 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	940,000
Exercise price | $	$ 0.46
Weighted average remaining contractual life of outstanding share options | year	0.8
September 30, 2015 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	250,000
Exercise price | $	$ 0.40
Weighted average remaining contractual life of outstanding share options | year	0.9
December 30, 2016 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	2,040,000
Exercise price | $	$ 0.25
Weighted average remaining contractual life of outstanding share options | year	2.2
June 29, 2018 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	2,200,000
Exercise price | $	$ 0.1
Weighted average remaining contractual life of outstanding share options | year	3.7